Equity Investments in OCHL (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Apr. 28, 2014	Apr. 24, 2014	Feb. 13, 2014	Dec. 01, 2016	Nov. 24, 2016	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
Percentage of equity method ownership						50.00%			50.00%		0.50%
Initial Investment at beggining								$ 5,022,347	$ 4,889,515	$ 4,478,962	$ 4,478,962	$ 4,200,000
Due to affiliate											$ 213,331	494,750
Interest rate											0.08%
Maturity date											Apr. 27, 2015
Loss on sale of investment									(2,790,073)
Impairment Of Note Receivable Related Party						$ 213,331			213,331
Former Chief Executive Officer [Member] | Private placement [Member] | Variation Agreement [Member]
Number of shares issued		29,000,000
Former Chief Executive Officer [Member] | Private placement [Member] | Variation Agreement [Member] | Minimum [Member]
Ownership percentage		42.50%
Advisors, Consultants And Key Employees [Member]
Number of shares issued		3,200,000
Jjat Corp [Member]
Number of shares issued	58,000,000		29,000,000
Jjat Corp [Member] | 8% Senior Note [Member]
Debt face amount	$ 1,376,124
Obar Camden Holdings Ltd [Member]
Percentage of equity method ownership	50.00%										0.50%
Equity method investment aggregate cost	$ 494,750
Obar Camden Holdings Ltd [Member] | Former Chief Executive Officer [Member]
Sale of equity investment				$ 2,180,000
Loss on sale of investment									2,790,073
Impairment Of Note Receivable Related Party									$ 213,331
Obar Camden Holdings Ltd [Member] | Former Chief Executive Officer [Member] | Settlement Agreement [Member] | 8% Senior Note [Member]
Debt face amount	$ 494,749
Koko Camden Uk Limited [Member] | Former Chief Executive Officer [Member] | Settlement Agreement [Member] | Ordinary Shares [Member]
Number Of Shares Sold	48,878
Koko Camden Uk Limited [Member] | Former Chief Executive Officer [Member] | Settlement Agreement [Member] | Deferred Ordinary Shares [Member]
Number Of Shares Sold	2,750
Btg Financial Consulting Llp [Member]
Description Of Agreement Terms					The parties and that its analysis yielded that the value of the ordinary shares of OCHL is £3,612,057, therefore entitling us to £1,769,029 (or 50% of the value) minus £37,000 (the Final Sale Price).
Btg Financial Consulting Llp [Member] | Former Chief Executive Officer [Member]
Description Of Agreement Terms					(i) Mr. Bengough agreed to pay to us 50% of the value of the ordinary and deferred ordinary shares in OCHL minus £37,000, (ii) the Settlement Transactions would be consummated, and (iii) we would discharge the Note, without any further payment by Mr. Bengough or any other entity to Mr. Ellin, KoKo UK or us.